Debt Obligations Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Debt Obligations [Abstract]
Schedule of debt obligations
Our debt obligations consist of the following:

	December 31,
	2013	2012
Parent Company Indebtedness:
7.50% Senior Notes, due October 15, 2020	$1,187	$1,800
5.875% Senior Notes, due January 15, 2024	450	—
ETE Senior Secured Term Loan, due March 26, 2017	—	2,000
ETE Senior Secured Term Loan, due December 2, 2018	171	—
ETE Senior Secured Term Loan, due December 2, 2019	1,000	—
ETE Senior Secured Revolving Credit Facility	—	60
Unamortized premiums, discounts and fair value adjustments, net	(7)	(34)
	2,801	3,826
Subsidiary Indebtedness:
ETP Debt
6.0% Senior Notes due July 1, 2013	—	350
8.5% Senior Notes due April 15, 2014	292	292
5.95% Senior Notes due February 1, 2015	750	750
6.125% Senior Notes due February 15, 2017	400	400
6.7% Senior Notes due July 1, 2018	600	600
9.7% Senior Notes due March 15, 2019	400	400
9.0% Senior Notes due April 15, 2019	450	450
4.15% Senior Notes due October 1, 2020	700	—
4.65% Senior Notes due June 1, 2021	800	800
5.20% Senior Notes due February 1, 2022	1,000	1,000
3.60% Senior Notes due February 1, 2023	800	—
4.9% Senior Notes due February 1, 2024	350	—
7.6% Senior Notes due February 1, 2024	277	—
8.25% Senior Notes due November 15, 2029	267	—
6.625% Senior Notes due October 15, 2036	400	400
7.5% Senior Notes due July 1, 2038	550	550
6.05% Senior Notes due June 1, 2041	700	700
6.5% Senior Notes due February 1, 2042	1,000	1,000
5.15% Senior Notes due February 1, 2043	450	—
5.95% Senior Notes due October 1, 2043	450	—
Floating Rate Junior Subordinated Notes due November 1, 2066	546	—
ETP $2.5 billion Revolving Credit Facility due October 27, 2017	65	1,395
Unamortized premiums, discounts and fair value adjustments, net	(34)	(14)
	11,213	9,073
Panhandle Debt
6.05% Senior Notes due August 15, 2013	—	250
6.20% Senior Notes due November 1, 2017	300	300
7.00% Senior Notes due June 15, 2018	400	400
8.125% Senior Notes due June 1, 2019	150	150
7.00% Senior Notes due July 15, 2029	66	66
Term Loan due February 23, 2015	—	455
Unamortized premiums, discounts and fair value adjustments, net	107	136
	1,023	1,757
Regency Debt
9.375% Senior Notes due June 1, 2016	—	162
6.875% Senior Notes due December 1, 2018	600	600
5.75% Senior Notes due September 1, 2020	400	—
6.5% Senior Notes due July 15, 2021	500	500
5.5% Senior Notes due April 15, 2023	700	700
4.5% Senior Notes due November 1, 2023	600	—
Regency $1.2 billion Revolving Credit Facility due May 21, 2018	510	192
Unamortized premiums, discounts and fair value adjustments, net	—	3
	3,310	2,157
Southern Union Debt(1)
7.60% Senior Notes due February 1, 2024	82	360
8.25% Senior Notes due November 14, 2029	33	300
Floating Rate Junior Subordinated Notes due November 1, 2066	54	600
Southern Union $700 million Revolving Credit Facility due May 20, 2016	—	210
Unamortized premiums, discounts and fair value adjustments, net	48	49
	217	1,519
Sunoco Debt
4.875% Senior Notes due October 15, 2014	250	250
9.625% Senior Notes due April 15, 2015	250	250
5.75% Senior Notes due January 15, 2017	400	400
9.00% Debentures due November 1, 2024	65	65
Unamortized premiums, discounts and fair value adjustments, net	70	104
	1,035	1,069
Sunoco Logistics Debt
8.75% Senior Notes due February 15, 2014(2)	175	175
6.125% Senior Notes due May 15, 2016	175	175
5.50% Senior Notes due February 15, 2020	250	250
4.65% Senior Notes due February 15, 2022	300	300
3.45% Senior Notes due January 15, 2023	350	—
6.85% Senior Notes due February 15, 2040	250	250
6.10% Senior Notes due February 15, 2042	300	300
4.95% Senior Notes due January 15, 2043	350	—
Sunoco Logistics $200 million Revolving Credit Facility due August 21, 2014	—	26
Sunoco Logistics $35 million Revolving Credit Facility due April 30, 2015	35	20
Sunoco Logistics $350 million Revolving Credit Facility due August 22, 2016	—	93
Sunoco Logistics $1.50 billion Revolving Credit Facility due November 1, 2018	200	—
Unamortized premiums, discounts and fair value adjustments, net	118	143
	2,503	1,732
Transwestern Debt
5.39% Senior Notes due November 17, 2014	88	88
5.54% Senior Notes due November 17, 2016	125	125
5.64% Senior Notes due May 24, 2017	82	82
5.36% Senior Notes due December 9, 2020	175	175
5.89% Senior Notes due May 24, 2022	150	150
5.66% Senior Notes due December 9, 2024	175	175
6.16% Senior Notes due May 24, 2037	75	75
Unamortized premiums, discounts and fair value adjustments, net	(1)	(1)
	869	869
Other	228	51
	23,199	22,053
Less: current maturities	637	613
	$22,562	$21,440

Future maturities of long-term debt
The following table reflects future maturities of long-term debt for each of the next five years and thereafter. These amounts exclude $301 million in unamortized premiums and fair value adjustments, net:

2014	$812
2015	1,047
2016	375
2017	1,220
2018	1,976
Thereafter	17,468
Total	$22,898